Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 156,402	€ 187,524
Prepayments and other receivables	4,159	3,404
Other taxes	498	555
Total current assets	161,059	191,483
Property, plant and equipment	17,373	17,467
Investments in associates		8
Investments in financial assets	621	621
Total assets	179,053	209,579
Equity
Equity attributable to owners of the Company	87,369	113,833
Non-controlling interests	(395)	(604)
Total equity	86,974	113,229
Current liabilities
Borrowings	7,214	4,771
Lease liabilities	1,378	1,534
Derivative financial instruments	228	3,995
Trade payables	767	191
Current income tax liability	0	0
Social securities and other taxes	1,195	1,230
Deferred income	6,824	5,115
Other current liabilities	9,533	10,760
Total current liabilities	27,139	27,596
Borrowings	37,777	39,319
Lease liabilities	14,563	14,748
Deferred income	12,600	14,687
Total liabilities	92,079	96,350
Total equity and liabilities	€ 179,053	€ 209,579